Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 7:	CASH AND CASH EQUIVALENTS

	December 31,
	2025	2024
	U.S. dollars in thousands

Cash in banks	76	371

	76	371

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2025	2024
	U.S. dollars in thousands

U.S. dollars	1	343
NIS (not linked to the Israeli CPI)	75	28

	76	371